CONDENSED CONSOLIDATED STATEMENTS OF INCOME (Q3) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net sales	$ 1,077,814		$ 957,931							$ 3,245,671	$ 2,806,218
Cost of sales	(775,802)		(704,728)							(2,308,811)	(2,009,345)	$ (2,816,443)	$ (2,006,949)	$ (2,260,182)
Gross profit	302,012	$ 268,440	253,203	$ 273,963	$ 269,707	$ 219,189	$ 212,481	$ 237,389	$ 255,180	936,860	796,873	1,065,313	924,239	1,047,816
Selling, general and administrative expenses	(146,839)		(118,183)							(465,197)	(368,788)	(512,552)	(373,559)	(346,086)
Engineering expenses	(20,132)		(24,709)							(61,569)	(71,511)	(95,166)	(71,375)	(71,213)
Amortization expense	(9,862)		(8,645)							(30,113)	(27,039)	(36,516)	(22,698)	(21,663)
Total operating expenses	(176,833)		(151,537)							(556,879)	(467,338)	(644,234)	(467,632)	(438,962)
Income from operations	125,179	91,545	101,666	113,356	114,512	62,623	119,400	132,375	142,209	379,981	329,535	421,079	456,607	608,854
Other income and expenses
Interest expense, net	(23,713)		(20,038)							(75,917)	(57,460)	(77,884)	(50,298)	(27,254)
Other income (expense), net	1,201		(443)							5,958	5,304	8,868	6,528	3,768
Income from operations before income taxes	102,667		81,185							310,022	277,379	352,063	412,837	585,368
Income tax expense	(16,598)		(12,746)							(53,225)	(64,776)	(89,773)	(99,433)	(186,740)
Net income	86,069		68,439							256,797	212,603	262,290	313,404	398,628
Less: Net loss (gain) attributable to noncontrolling interest	1,670		(1,040)							3,724	710	(29)	(8,517)	0
Net income attributable to Wabtec shareholders	$ 87,739	$ 48,948	$ 67,399	$ 72,025	$ 73,889	$ 46,328	$ 82,428	$ 90,485	$ 94,163	$ 260,521	$ 213,313	$ 262,261	$ 304,887	$ 398,628
Basic
Net income attributable to Wabtec shareholders (in dollars per share)	$ 0.91	$ 0.51	$ 0.70	$ 0.75	$ 0.77	$ 0.42	$ 0.92	$ 1.00	$ 1.03	$ 2.71	$ 2.23	$ 2.74	$ 3.37	$ 4.14
Diluted
Net income attributable to Wabtec shareholders (in dollars per share)	$ 0.91	$ 0.51	$ 0.70	$ 0.75	$ 0.77	$ 0.42	$ 0.91	$ 1.00	$ 1.02	$ 2.70	$ 2.22	$ 2.72	$ 3.34	$ 4.10
Weighted average shares outstanding
Basic (in shares)	96,208		95,709							95,935	95,163	95,453	90,359	96,074
Diluted (in shares)	96,637		96,316							96,436	95,808	96,125	91,141	97,006